MANAGERS TRUST I

MANAGERS FREMONT GLOBAL FUND

MANAGERS SMALL CAP FUND

MANAGERS FREMONT MICRO-CAP FUND

MANAGERS FREMONT INSTITUTIONAL MICRO-CAP FUND

MANAGERS REAL ESTATE SECURITIES FUND

MANAGERS FREMONT BOND FUND

MANAGERS CALIFORNIA INTERMEDIATE TAX-FREE FUND

(Statement of Additional Information dated March 1, 2009, as supplemented

March 4, 2009 and March 23, 2009)

MANAGERS AMG FQ GLOBAL ALTERNATIVES FUND

MANAGERS AMG FQ TAX-MANAGED U.S. EQUITY FUND

MANAGERS AMG FQ U.S. EQUITY FUND

(Statement of Additional Information dated March 1, 2009)

Supplement dated July 1, 2009 to the Statements of Additional Information noted above, as supplemented.

The following information supplements and supersedes any information to the contrary relating Managers Fremont Global Fund, Managers Small Cap Fund, Managers Fremont Micro-Cap Fund, Managers Fremont Institutional Micro-Cap Fund, Managers Real Estate Securities Fund, Managers Fremont Bond Fund, Managers California Intermediate Tax-Free Fund, Managers AMG FQ Global Alternatives Fund, Managers AMG FQ Tax-Managed U.S. Equity Fund, and Managers AMG FQ U.S. Equity Fund (the “Funds”), each a series of Managers Trust I, contained in each Fund’s Statement of Additional Information noted above, as supplemented.

On June 23, 2009, the Securities and Exchange Commission (“SEC”) granted an exemptive order that permits the Funds to lend and borrow money for certain temporary purposes directly to and from other Funds in the Managers Family of Funds except Managers Money Market Fund. Participation in this inter-fund lending program is voluntary for both borrowing and lending Funds, and an inter-fund loan is only made if it benefits each participating Fund. Due to their investment restrictions, the Managers Short Duration Government Fund and Managers Intermediate Duration Government Fund will not participate in the inter-fund lending program. Managers Investment Group LLC administers the program according to procedures approved by the Fund’s Board of Trustees (the “Board”), and the Board monitors the operation of the program. An inter-fund loan must comply with certain conditions set out in the exemptive order, which are designed to assure fairness and protect all participating Funds.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE